Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Schedule of Maturities of Operating Lease Liabilities

As of June 30, 2026, the maturities of operating lease liabilities are as follows:

Operating Lease
2026	86,395
2027 and beyond	407,177
Total	$493,572
Less: amount representing interest	(64,298)
Present value of future minimum lease payments	429,274
Less: current obligations under leases	(138,644)
Long-term lease obligations	$290,630